Customer deposits	12 Months Ended
Dec. 31, 2023
Customer deposits
Customer deposits

30   Customer deposits

	As at December 31,
	2022	2023
	RMB’000	RMB’000
Current and savings accounts	243,231	437,153
Fixed deposit	1,685,952	1,824,061
	1,929,183	2,261,214

It represented customer deposits held by OneConnect Bank.